Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross deferred income tax assets
Regulatory liabilities	$ 674	$ 560
Tax loss and credit carryforwards	658	556
Employee future benefits	161	169
Other	160	91
Deferred tax assets, gross	1,653	1,376
Valuation allowance	(32)	(23)
Net deferred income tax asset	1,621	1,353
Gross deferred income tax liabilities
PPE	(5,146)	(4,571)
Regulatory assets	(388)	(283)
Intangible assets	(147)	(126)
Deferred tax liabilities, gross	(5,681)	(4,980)
Net deferred income tax liability	$ (4,060)	$ (3,627)